UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area Code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin Value
Investors Trust
April 30, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin MicroCap Value Fund
Franklin Mutual U.S. Mid Cap Value Fund
Franklin Small Cap Value Fund
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Franklin MicroCap Value Fund 2
Franklin Mutual U.S. Mid Cap Value Fund 7
Franklin Small Cap Value Fund 12
Financial Highlights and Schedules of Investments 17
Financial Statements 40
Notes to Financial Statements 45
Shareholder Information 60
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Franklin MicroCap Value Fund
This semiannual report for Franklin Micro Cap Value Fund
covers the period ended April 30, 2024. As approved by
the Board of Trustees of the Trust, effective May 22, 2024,
the Fund changed its name to the Franklin Mutual Small-
Mid Cap Value Fund; the Fund’s 80% investment policy
changed to focus on investments of small-capitalization
and mid-capitalization companies; the Fund’s investment
management fee schedule was reduced; and the Fund’s
primary benchmark changed to the Russell 2500
®
Value
Index. The information below reflects the Fund’s investment
goal, strategies, policies, risks and the Fund’s primary
benchmark index that were in effect during the reporting
period.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks high total return, of which capital
appreciation and income are components. The Fund
normally invests at least 80% of its net assets in securities of microcap companies with total market capitalizations of $1
billion or less or within the bottom 40% of the Russell 2000
®
Value Index, whichever is higher at the time of purchase. The
Fund generally invests in equity securities, predominantly
common stocks, of companies that we believe are
undervalued and have the potential for capital appreciation.
The Fund may invest up to 25% of its total assets in foreign securities.
Performance Overview
The Fund’s Class A shares posted a +8.03% cumulative total
return for the six months under review. In comparison, the
Russell 2000
®
Value Index, which measures the performance
of those Russell 2000
®
Index companies with relatively
lower price-to-book ratios and lower forecasted growth
rates, posted a +18.09% cumulative total return for the same period.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Portfolio Composition
4/30/24
% of Total
Net Assets
Banks 20.5%
Machinery 12.2%
Construction & Engineering 6.6%
Energy Equipment & Services 5.4%
Diversified REITs 3.8%
Insurance 3.7%
Textiles, Apparel & Luxury Goods 3.7%
Specialty Retail 3.3%
Capital Markets 3.2%
Biotechnology 3.1%
Oil, Gas & Consumable Fuels 3.0%
Professional Services 2.9%
Health Care Equipment & Supplies 2.8%
Interactive Media & Services 2.5%
Other
*
19.2%
Short-Term Investments & Other Net Assets 4.1%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 20 .

Franklin MicroCap Value Fund

franklintempleton.com
Semiannual Report
Effective May 22, 2024, Steve Raineri, senior portfolio
manager of the Fund’s investment manager, was added as
the lead portfolio manager of the Fund.
Thank you for your participation in Franklin MicroCap
Value Fund. We look forward to continuing to serve your
investment needs as we pursue our new investment strategy
as the Franklin Mutual Small-Mid Cap Value Fund.
Oliver H. Wong, CFA
Portfolio Manager
CFA
®
is a trademark owned by CFA Institute.
Top 10 Holdings
4/30/24
Company
Industry, Country
% of Total
Net Assets
a a
iShares Russell 2000 Value ETF 3.2%
Capital Markets, United States
VAALCO Energy, Inc. 3.0%
Oil, Gas & Consumable Fuels, United States
Miller Industries, Inc. 2.9%
Machinery, United States
Matrix Service Co. 2.8%
Construction & Engineering, United States
Helix Energy Solutions Group, Inc. 2.7%
Energy Equipment & Services, United States
Northeast Bank 2.7%
Banks, United States
Sterling Infrastructure, Inc. 2.6%
Construction & Engineering, United States
L B Foster Co. 2.6%
Machinery, United States
QuinStreet , Inc. 2.5%
Interactive Media & Services, United States
First Business Financial Services, Inc. 2.2%
Banks, United States

Performance Summary as of April 30, 2024
Franklin MicroCap Value Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/24

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

6-Month +8.03% +2.09%
1-Year +11.35% +5.21%
5-Year +47.97% +6.94%
10-Year +70.67% +4.89%
Advisor
6-Month +8.15% +8.15%
1-Year +11.65% +11.65%
5-Year +49.78% +8.42%
10-Year +74.91% +5.75%
See page 5 for Performance Summary footnotes.

Franklin MicroCap Value Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets . The investment style may become out of favor, which may have a negative impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 02/28/2026 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5.Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(11/1/23–4/30/24)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1838 $1.2746 $1.4584
R6 $0.2718 $1.2746 $1.5464
Advisor $0.2487 $1.2746 $1.5233
Total Annual Operating Expenses

Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.16% 1.19%
Advisor 0.91% 0.94%

Your Fund’s Expenses
Franklin MicroCap Value Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/23
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,080.30 $6.28 $1,018.83 $6.09 1.21%
R6 $1,000 $1,082.00 $4.53 $1,020.52 $4.39 0.87%
Advisor $1,000 $1,081.50 $4.99 $1,020.07 $4.84 0.96%

franklintempleton.com
Semiannual Report
Franklin Mutual U.S. Mid Cap Value Fund
This semiannual report for Franklin Mutual U.S. Mid Cap
Value Fund covers the period ended April 30, 2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks high total return, of which capital
appreciation and income are components. The Fund
normally invests at least 80% of its net assets in U.S. mid
cap securities. Mid capitalization companies are companies
with market capitalizations equal to those within the
universe of the Russell Midcap
®
Value Index at the time of
purchase. The Fund invests primarily in equity securities
(including securities convertible into, or that we expect
to be exchanged for, common or preferred stock) of U.S.
companies that we believe are available at market prices
less than their fundamental value. The Fund currently does
not expect to invest more than 10% of its net assets in non-
U.S. securities.
Performance Overview
The Fund’s Class A shares posted a +16.88% cumulative
total return for the six months under review. In comparison, the Russell MidCap
®
Value Index, which is market
capitalization weighted and measures the performance of
those Russell Midcap
®
Index companies with relatively lower
price-to-book ratios and lower forecasted growth rates,
posted a +20.97% cumulative total return.
1
You can find
more of the Fund’s performance data in the Performance
Summary beginning on page 9 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Portfolio Composition
4/30/24
% of Total
Net Assets
Electric Utilities 6.6%
Aerospace & Defense 5.9%
Chemicals 5.7%
Professional Services 4.9%
Banks 4.8%
Financial Services 4.8%
Machinery 4.6%
Insurance 4.1%
Health Care Providers & Services 4.0%
Trading Companies & Distributors 3.7%
Oil, Gas & Consumable Fuels 3.4%
Energy Equipment & Services 3.1%
Health Care Equipment & Supplies 2.8%
Real Estate Management & Development 2.8%
Other
*
34.7%
Short-Term Investments & Other Net Assets 4.1%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
4/30/24
Company
Industry, Country
% of Total
Net Assets
a a
Entergy Corp. 2.8%
Electric Utilities, United States
PPL Corp. 2.7%
Electric Utilities, United States
PNC Financial Services Group, Inc. (The) 2.7%
Banks, United States
Parker-Hannifin Corp. 2.3%
Machinery, United States
Kraft Heinz Co. (The) 2.3%
Food Products, United States
Brixmor Property Group, Inc. 2.3%
Retail REITs, United States
Dover Corp. 2.3%
Machinery, United States
Ferguson plc 2.1%
Trading Companies & Distributors, United States
Williams Cos., Inc. (The) 2.1%
Oil, Gas & Consumable Fuels, United States
Citizens Financial Group, Inc. 2.1%
Banks, United States
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 28 .

Franklin Mutual U.S. Mid Cap Value Fund

franklintempleton.com
Semiannual Report
Thank you for your participation in Franklin Mutual U.S. Mid
Cap Value Fund. We look forward to continuing to serve your
investment needs.
Grace Hoefig
Lead Portfolio Manager
Srini Vijay, CFA
Stephen Shunk, CFA
Portfolio Management Team

Performance Summary as of April 30, 2024
Franklin Mutual U.S. Mid Cap Value Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +16.88% +10.46%
1-Year +10.56% +4.49%
5-Year +38.06% +5.47%
10-Year +73.52% +5.07%
Advisor
6-Month +17.00% +17.00%
1-Year +10.83% +10.83%
5-Year +39.78% +6.93%
10-Year +77.89% +5.93%
See page 10 for Performance Summary footnotes.

Franklin Mutual U.S. Mid Cap Value Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. The investment style may become out of favor, which may have a negative impact on performance.
Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the
Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/28/2025 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(11/1/23–4/30/24)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.4165 $0.3712 $0.7877
C $0.1217 $0.3712 $0.4929
R $0.3298 $0.3712 $0.7010
R6 $0.5335 $0.3712 $0.9047
Advisor $0.5006 $0.3712 $0.8718
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.90% 0.92%
Advisor 0.65% 0.67%

Your Fund’s Expenses
Franklin Mutual U.S. Mid Cap Value Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/23
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,168.80 $4.78 $1,020.46 $4.45 0.89%
C $1,000 $1,164.40 $8.81 $1,016.73 $8.20 1.64%
R $1,000 $1,167.40 $6.12 $1,019.22 $5.70 1.14%
R6 $1,000 $1,170.40 $2.94 $1,022.15 $2.74 0.54%
Advisor $1,000 $1,170.00 $3.43 $1,021.70 $3.19 0.64%

franklintempleton.com
Semiannual Report
Franklin Small Cap Value Fund
This semiannual report for Franklin Small Cap Value
Fund covers the period ended April 30, 2024. The Fund is
currently closed to new investors with limited exceptions.
Existing investors may continue to purchase additional
shares of the Fund, please see the Fund's prospectus for
additional information.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks long-term total return by normally
investing at least 80% of its net assets in investments of
small-capitalization (small-cap) companies, predominantly
common stocks, and generally investing in equity securities
of companies that we believe are undervalued at the time
of purchase and have the potential for capital appreciation.
We define small-cap companies as those with market
capitalizations not exceeding either: the highest market
capitalization in the Russell 2000
®
Index; or the 12-month
average of the highest market capitalization in the Russell
2000
®
Index, whichever is greater at the time of purchase.
The Fund may also invest in real estate investment trusts
(REITs) and invest up to 25% of its total assets in foreign
securities.
Performance Overview
The Fund’s Class A shares posted a +17.16% cumulative
total return for the six months under review. In comparison, the Russell 2000
®
Value Index, which measures the
performance of those Russell 2000
®
Index companies with
relatively lower price-to-book ratios and lower forecasted
growth rates, posted a +18.09% cumulative total return
for the same period.
1
You can find more of the Fund’s
performance data in the Performance Summary beginning
on page 14
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Portfolio Composition
4/30/24
% of Total
Net Assets
Banks 15.3%
Chemicals 7.4%
Insurance 6.2%
Aerospace & Defense 5.5%
Electronic Equipment, Instruments &
Components 5.4%
Oil, Gas & Consumable Fuels 5.4%
Hotels, Restaurants & Leisure 5.1%
Machinery 4.6%
Capital Markets 4.1%
Software 3.7%
Construction & Engineering 3.7%
Food Products 2.8%
Health Care Equipment & Supplies 2.6%
Commercial Services & Supplies 2.6%
Other
*
25.0%
Short-Term Investments & Other Net Assets 0.6%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
4/30/24
Company
Industry, Country
% of Total
Net Assets
a a
ACI Worldwide, Inc. 3.7%
Software, United States
Crescent Point Energy Corp. 3.7%
Oil, Gas & Consumable Fuels, Canada
Glanbia plc 2.8%
Food Products, Ireland
First Interstate BancSystem, Inc. 2.5%
Banks, United States
iShares Russell 2000 Value ETF 2.5%
Capital Markets, United States
SouthState Corp. 2.5%
Banks, United States
Regal Rexnord Corp. 2.5%
Electrical Equipment, United States
QinetiQ Group plc 2.4%
Aerospace & Defense, United Kingdom
Primoris Services Corp. 2.4%
Construction & Engineering, United States
Knowles Corp. 2.3%
Electronic Equipment, Instruments &
Components, United States
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 36 .

Franklin Small Cap Value Fund

franklintempleton.com
Semiannual Report
Thank you for your participation in Franklin Small Cap
Value Fund. We look forward to continuing to serve your
investment needs.
Steven Raineri
Lead Portfolio Manager
Nicholas Karzon, CFA
Christopher Meeker, CFA
Portfolio Management Team

Performance Summary as of April 30, 2024
Franklin Small Cap Value Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +17.16% +10.71%
1-Year +12.04% +5.89%
5-Year +45.06% +6.51%
10-Year +95.26% +6.32%
Advisor
6-Month +17.28% +17.28%
1-Year +12.31% +12.31%
5-Year +46.87% +7.99%
10-Year +100.31% +7.19%
See page 15 for Performance Summary footnotes.

Franklin Small Cap Value Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The investment style may become out of favor, which may have a negative impact on performance. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Real estate investment trusts (REITs)
are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, and risks associated with small- and mid-cap investments. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 02/28/25 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(11/1/23–4/30/24)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.4570 $0.8647 $1.1169 $2.4386
C $0.1069 $0.8647 $1.1169 $2.0885
R $0.3182 $0.8647 $1.1169 $2.2998
R6 $0.6689 $0.8647 $1.1169 $2.6505
Advisor $0.5882 $0.8647 $1.1169 $2.5698
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.99% 1.00%
Advisor 0.74% 0.75%

Your Fund’s Expenses
Franklin Small Cap Value Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/23
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,171.60 $5.25 $1,020.03 $4.88 0.97%
C $1,000 $1,167.20 $9.28 $1,016.30 $8.64 1.72%
R $1,000 $1,170.00 $6.59 $1,018.79 $6.14 1.22%
R6 $1,000 $1,173.60 $3.21 $1,021.91 $2.98 0.59%
Advisor $1,000 $1,172.80 $3.90 $1,021.27 $3.63 0.72%

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.79 $27.57 $32.58 $21.77 $29.32 $31.06
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.15 0.12 0.11
c
0.11 0.06
Net realized and unrealized gains (losses) 2.03 (0.30) (0.81) 12.15 (2.89) (0.03)
Total from investment operations ........ 2.12 (0.15) (0.69) 12.26 (2.78) 0.03
Less distributions from:
Net investment income .............. (0.18) (0.09) (0.08) (0.11) (0.06) —
Net realized gains ................. (1.27) (1.54) (4.24) (1.34) (4.71) (1.77)
Total distributions ................... (1.45) (1.63) (4.32) (1.45) (4.77) (1.77)
Net asset value, end of period .......... $26.46 $25.79 $27.57 $32.58 $21.77 $29.32
Total return
d
....................... 8.03% (0.71)% (2.00)% 57.97% (12.10)% 0.58%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.22% 1.23% 1.24% 1.23% 1.28% 1.22%
Expenses net of waiver and payments by
affiliates .......................... 1.21% 1.22%
f
1.22%
f
1.23%
g
1.27%
f
1.21%
f
Net investment income ............... 0.65% 0.56% 0.45% 0.37%
c
0.50% 0.23%
Supplemental data
Net assets, end of period (000’s) ........ $145,694 $139,370 $144,717 $161,200 $94,015 $145,897
Portfolio turnover rate ................ 9.35% 32.63% 19.91% 31.98% 31.04% 7.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.20%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.39 $28.18 $33.21 $22.17 $29.80 $31.43
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.27 0.22 0.22
c
0.20 0.16
Net realized and unrealized gains (losses) 2.09 (0.34) (0.82) 12.36 (2.94) (0.02)
Total from investment operations ........ 2.23 (0.07) (0.60) 12.58 (2.74) 0.14
Less distributions from:
Net investment income .............. (0.27) (0.18) (0.19) (0.20) (0.18) —
Net realized gains ................. (1.27) (1.54) (4.24) (1.34) (4.71) (1.77)
Total distributions ................... (1.54) (1.72) (4.43) (1.54) (4.89) (1.77)
Net asset value, end of period .......... $27.08 $26.39 $28.18 $33.21 $22.17 $29.80
Total return
d
....................... 8.20% (0.35)% (1.67)% 58.51% (11.80)% 0.97%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.94% 0.90% 0.91% 0.91% 0.95% 0.89%
Expenses net of waiver and payments by
affiliates .......................... 0.87% 0.86%
f
0.87%
f
0.88% 0.91%
f
0.86%
f
Net investment income ............... 1.00% 0.98% 0.79% 0.72%
c
0.86% 0.58%
Supplemental data
Net assets, end of period (000’s) ........ $15,208 $15,228 $25,570 $23,137 $12,299 $19,266
Portfolio turnover rate ................ 9.35% 32.63% 19.91% 31.98% 31.04% 7.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.54%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.15 $27.95 $32.96 $22.01 $29.62 $31.28
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.23 0.19 0.19
c
0.17 0.15
Net realized and unrealized gains (losses) 2.07 (0.33) (0.81) 12.28 (2.94) (0.04)
Total from investment operations ........ 2.20 (0.10) (0.62) 12.47 (2.77) 0.11
Less distributions from:
Net investment income .............. (0.25) (0.16) (0.15) (0.18) (0.13) —
Net realized gains ................. (1.27) (1.54) (4.24) (1.34) (4.71) (1.77)
Total distributions ................... (1.52) (1.70) (4.39) (1.52) (4.84) (1.77)
Net asset value, end of period .......... $26.83 $26.15 $27.95 $32.96 $22.01 $29.62
Total return
d
....................... 8.15% (0.44)% (1.77)% 58.40% (11.95)% 0.87%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.97% 0.98% 0.99% 0.98% 1.03% 0.97%
Expenses net of waiver and payments by
affiliates .......................... 0.96% 0.96%
f
0.97%
f
0.98%
g
1.02%
f
0.96%
f
Net investment income ............... 0.91% 0.83% 0.69% 0.60%
c
0.73% 0.48%
Supplemental data
Net assets, end of period (000’s) ........ $31,393 $36,980 $44,877 $38,829 $22,429 $29,687
Portfolio turnover rate ................ 9.35% 32.63% 19.91% 31.98% 31.04% 7.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.43%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments (unaudited), April 30, 2024
Franklin MicroCap Value Fund
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.7%
Aerospace & Defense 1.9%
a
Ducommun, Inc. ...................................... United States 68,025 $ 3,679,472
Banks 20.5%
Arrow Financial Corp. .................................. United States 133,847 2,980,773
Atlantic Union Bankshares Corp. .......................... United States 107,634 3,419,532
Bar Harbor Bankshares ................................. United States 72,519 1,818,777
First Business Financial Services, Inc. ...................... United States 130,500 4,315,635
First Internet Bancorp .................................. United States 129,182 4,011,101
Investar Holding Corp. ................................. United States 215,100 3,587,868
Northeast Bank ....................................... United States 100,183 5,181,465
Northrim BanCorp, Inc. ................................. United States 21,640 1,034,392
Orrstown Financial Services, Inc. ......................... United States 122,379 3,208,777
Peapack-Gladstone Financial Corp. ....................... United States 114,985 2,573,364
Premier Financial Corp. ................................. United States 173,135 3,355,356
Southern Missouri Bancorp, Inc. .......................... United States 69,811 2,799,421
WesBanco, Inc. ....................................... United States 42,357 1,143,639
39,430,100
Biotechnology 3.1%
a
Anika Therapeutics, Inc. ................................ United States 129,315 3,347,965
a
Catalyst Pharmaceuticals, Inc. ........................... United States 169,495 2,550,900
5,898,865
Communications Equipment 1.6%
a
Digi International, Inc. .................................. United States 98,957 3,034,022
Construction & Engineering 6.6%
a
Matrix Service Co. ..................................... United States 480,040 5,405,250
a
Northwest Pipe Co. .................................... United States 72,942 2,308,614
a
Sterling Infrastructure, Inc. .............................. United States 49,441 5,023,206
12,737,070
Diversified REITs 3.8%
Alpine Income Property Trust, Inc. ......................... United States 219,121 3,271,476
CTO Realty Growth, Inc. ................................ United States 233,613 4,053,186
7,324,662
Electrical Equipment 2.3%
LSI Industries, Inc. .................................... United States 166,042 2,424,213
Preformed Line Products Co. ............................ United States 17,221 2,084,258
4,508,471
Electronic Equipment, Instruments & Components 1.3%
a
Kimball Electronics, Inc. ................................ United States 120,416 2,520,307
Energy Equipment & Services 5.4%
a
DMC Global, Inc. ..................................... United States 203,926 3,232,227
a
Helix Energy Solutions Group, Inc. ........................ United States 486,866 5,228,941
a
Oil States International, Inc. ............................. United States 493,390 1,968,626
10,429,794
Food Products 1.5%
Alico, Inc. ........................................... United States 103,315 2,883,522
Health Care Equipment & Supplies 2.8%
a
Semler Scientific, Inc. .................................. United States 46,172 1,178,771
a
UFP Technologies, Inc. ................................. United States 7,410 1,526,016

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Utah Medical Products, Inc. .............................. United States 41,696 $ 2,760,275
5,465,062
Health Care Technology 0.6%
a
TruBridge, Inc. ....................................... United States 148,882 1,176,168
Hotels, Restaurants & Leisure 1.0%
a
Chuy's Holdings, Inc. .................................. United States 61,874 1,822,808
Household Durables 1.5%
Hooker Furnishings Corp. ............................... United States 168,099 2,857,683
Independent Power and Renewable Electricity Producers 1.4%
Polaris Renewable Energy, Inc. ........................... Canada 327,240 2,750,076
Insurance 3.7%
Investors Title Co. ..................................... United States 10,670 1,711,788
Tiptree, Inc. , A ........................................ United States 186,569 2,972,044
United Fire Group, Inc. ................................. United States 106,157 2,345,008
7,028,840
Interactive Media & Services 2.5%
a
QuinStreet, Inc. ....................................... United States 268,487 4,856,930
IT Services 1.7%
Hackett Group, Inc. (The) ............................... United States 152,200 3,301,218
Machinery 12.2%
Alamo Group, Inc. ..................................... United States 13,249 2,575,341
a
Commercial Vehicle Group, Inc. .......................... United States 401,700 2,414,217
a
Graham Corp. ........................................ United States 136,385 3,796,958
Hurco Cos., Inc. ...................................... United States 105,700 1,913,170
a
L B Foster Co. , A ...................................... United States 214,834 4,994,890
Miller Industries, Inc. ................................... United States 115,027 5,602,965
Shyft Group, Inc. (The) ................................. United States 192,745 2,097,066
23,394,607
Office REITs 1.0%
City Office REIT, Inc. ................................... United States 395,184 1,841,558
Oil, Gas & Consumable Fuels 3.0%
VAALCO Energy, Inc. .................................. United States 901,246 5,767,974
Paper & Forest Products 1.9%
Mercer International, Inc. ................................ Germany 366,300 3,710,619
Pharmaceuticals 1.5%
a
Harrow, Inc. ......................................... United States 281,463 2,868,108
Professional Services 2.9%
Heidrick & Struggles International, Inc. ..................... United States 113,278 3,339,435
Resources Connection, Inc. ............................. United States 201,297 2,224,332
5,563,767
Specialty Retail 3.3%
a
America's Car-Mart, Inc. ................................ United States 50,311 2,879,801
a
Citi Trends, Inc. ....................................... United States 50,197 1,076,224
a
Genesco, Inc. ........................................ United States 93,068 2,355,551
6,311,576

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Semiannual Report

See Abbreviations on page 59 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods 3.7%
Rocky Brands, Inc. .................................... United States 151,560 $ 3,905,701
a
Vera Bradley, Inc. ..................................... United States 471,674 3,108,332
7,014,033
Total Common Stocks (Cost $ 128,565,166 ) .....................................
178,177,312
Management Investment Companies 3.2%
Capital Markets 3.2%
iShares Russell 2000 Value ETF .......................... United States 41,624 6,203,641
Total Management Investment Companies (Cost $ 6,292,306 ) .....................
6,203,641
Total Long Term Investments (Cost $ 134,857,472 ) ...............................
184,380,953
a
Short Term Investments 3.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.9%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 7,521,393 7,521,393
Total Money Market Funds (Cost $ 7,521,393 ) ...................................
7,521,393
Total Short Term Investments (Cost $ 7,521,393 ) .................................
7,521,393
a
Total Investments (Cost $ 142,378,865 ) 99.8% ...................................
$191,902,346
Other Assets, less Liabilities 0.2% .............................................
392,771
Net Assets 100.0% ...........................................................
$192,295,117
a a a
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.11 $32.32 $40.20 $27.59 $34.61 $37.93
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.43 0.37 0.43 1.14
c
0.52
Net realized and unrealized gains (losses) 4.83 (1.23) (3.28) 13.37 (5.47) 1.13
Total from investment operations ........ 5.06 (0.80) (2.91) 13.80 (4.33) 1.65
Less distributions from:
Net investment income .............. (0.42) (0.33) (0.45) (1.19) (0.54) (0.46)
Net realized gains ................. (0.37) (1.08) (4.52) — (2.15) (4.51)
Total distributions ................... (0.79) (1.41) (4.97) (1.19) (2.69) (4.97)
Net asset value, end of period .......... $34.38 $30.11 $32.32 $40.20 $27.59 $34.61
Total return
d
....................... 16.88% (2.70)% (8.06)% 51.14% (13.94)% 6.22%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.90% 0.90% 0.91% 0.91% 0.95% 0.93%
Expenses net of waiver and payments by
affiliates .......................... 0.89% 0.88%
f
0.90%
f
0.91%
f,g
0.93%
f
0.89%
f
Net investment income ............... 1.40% 1.33% 1.07% 1.18% 3.94%
c
1.55%
Supplemental data
Net assets, end of period (000’s) ........ $662,453 $607,754 $688,933 $790,329 $538,538 $735,919
Portfolio turnover rate ................ 14.85% 64.21% 66.63% 60.45% 57.78% 44.31%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.69 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.55%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.39 $30.50 $38.15 $26.21 $32.97 $36.13
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.18 0.11 0.15 0.93
c
0.26
Net realized and unrealized gains (losses) 4.55 (1.16) (3.11) 12.72 (5.28) 1.09
Total from investment operations ........ 4.65 (0.98) (3.00) 12.87 (4.35) 1.35
Less distributions from:
Net investment income .............. (0.12) (0.05) (0.13) (0.93) (0.26) —
Net realized gains ................. (0.37) (1.08) (4.52) — (2.15) (4.51)
Total distributions ................... (0.49) (1.13) (4.65) (0.93) (2.41) (4.51)
Net asset value, end of period .......... $32.55 $28.39 $30.50 $38.15 $26.21 $32.97
Total return
d
....................... 16.44% (3.42)% (8.77)% 50.06% (14.57)% 5.41%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.65% 1.65% 1.66% 1.66% 1.70% 1.68%
Expenses net of waiver and payments by
affiliates .......................... 1.64% 1.63%
f
1.65%
f
1.66%
f,g
1.68%
f
1.64%
f
Net investment income ............... 0.65% 0.58% 0.32% 0.42% 3.36%
c
0.80%
Supplemental data
Net assets, end of period (000’s) ........ $9,815 $10,359 $15,412 $20,132 $15,881 $27,443
Portfolio turnover rate ................ 14.85% 64.21% 66.63% 60.45% 57.78% 44.31%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.66 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.97%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $30.25 $32.46 $40.34 $27.67 $34.70 $37.99
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.35 0.28 0.34 1.11
c
0.44
Net realized and unrealized gains (losses) 4.85 (1.23) (3.29) 13.44 (5.55) 1.14
Total from investment operations ........ 5.04 (0.88) (3.01) 13.78 (4.44) 1.58
Less distributions from:
Net investment income .............. (0.33) (0.25) (0.35) (1.11) (0.44) (0.36)
Net realized gains ................. (0.37) (1.08) (4.52) — (2.15) (4.51)
Total distributions ................... (0.70) (1.33) (4.87) (1.11) (2.59) (4.87)
Net asset value, end of period .......... $34.59 $30.25 $32.46 $40.34 $27.67 $34.70
Total return
d
....................... 16.74% (2.94)% (8.32)% 50.87% (14.16)% 5.94%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.15% 1.15% 1.16% 1.16% 1.20% 1.18%
Expenses net of waiver and payments by
affiliates .......................... 1.14% 1.13%
f
1.15%
f
1.16%
f,g
1.18%
f
1.14%
f
Net investment income ............... 1.14% 1.08% 0.82% 0.93% 3.80%
c
1.30%
Supplemental data
Net assets, end of period (000’s) ........ $5,735 $4,922 $5,419 $6,362 $4,465 $6,764
Portfolio turnover rate ................ 14.85% 64.21% 66.63% 60.45% 57.78% 44.31%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.70 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.41%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $31.66 $33.91 $41.93 $28.73 $35.93 $39.20
Income from investment operations
a
:
Net investment income
b
............. 0.31 0.57 0.51 0.59 1.27
c
0.67
Net realized and unrealized gains (losses) 5.05 (1.29) (3.43) 13.91 (5.65) 1.18
Total from investment operations ........ 5.36 (0.72) (2.92) 14.50 (4.38) 1.85
Less distributions from:
Net investment income .............. (0.53) (0.45) (0.58) (1.30) (0.67) (0.61)
Net realized gains ................. (0.37) (1.08) (4.52) — (2.15) (4.51)
Total distributions ................... (0.90) (1.53) (5.10) (1.30) (2.82) (5.12)
Net asset value, end of period .......... $36.12 $31.66 $33.91 $41.93 $28.73 $35.93
Total return
d
....................... 17.04% (2.34)% (7.76)% 51.74% (13.61)% 6.61%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.58% 0.58% 0.59% 0.59% 0.61% 0.59%
Expenses net of waiver and payments by
affiliates .......................... 0.54% 0.54%
f
0.55%
f
0.55%
f
0.55%
f
0.52%
f
Net investment income ............... 1.74% 1.67% 1.42% 1.54% 4.24%
c
1.92%
Supplemental data
Net assets, end of period (000’s) ........ $34,979 $31,790 $36,512 $39,290 $27,952 $36,398
Portfolio turnover rate ................ 14.85% 64.21% 66.63% 60.45% 57.78% 44.31%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.72 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.85%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $31.76 $34.02 $42.04 $28.80 $36.01 $39.26
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.54 0.48 0.55 1.28
c
0.63
Net realized and unrealized gains (losses) 5.08 (1.31) (3.44) 13.95 (5.72) 1.19
Total from investment operations ........ 5.37 (0.77) (2.96) 14.50 (4.44) 1.82
Less distributions from:
Net investment income .............. (0.50) (0.41) (0.54) (1.26) (0.62) (0.56)
Net realized gains ................. (0.37) (1.08) (4.52) — (2.15) (4.51)
Total distributions ................... (0.87) (1.49) (5.06) (1.26) (2.77) (5.07)
Net asset value, end of period .......... $36.26 $31.76 $34.02 $42.04 $28.80 $36.01
Total return
d
....................... 17.00% (2.45)% (7.86)% 51.57% (13.71)% 6.48%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.65% 0.65% 0.66% 0.66% 0.70% 0.68%
Expenses net of waiver and payments by
affiliates .......................... 0.64% 0.63%
f
0.65%
f
0.66%
f,g
0.68%
f
0.64%
f
Net investment income ............... 1.64% 1.58% 1.32% 1.43% 4.22%
c
1.80%
Supplemental data
Net assets, end of period (000’s) ........ $49,671 $43,244 $46,625 $56,787 $34,029 $47,427
Portfolio turnover rate ................ 14.85% 64.21% 66.63% 60.45% 57.78% 44.31%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.72 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.83%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments (unaudited), April 30, 2024
Franklin Mutual U.S. Mid Cap Value Fund
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.9%
Aerospace & Defense 5.9%
Babcock International Group plc .......................... United Kingdom 1,997,686 $ 12,642,434
L3Harris Technologies, Inc. .............................. United States 62,976 13,480,013
Melrose Industries plc .................................. United Kingdom 1,180,430 9,274,595
Moog, Inc. , A ......................................... United States 60,965 9,697,702
45,094,744
Automobile Components 2.4%
Dowlais Group plc ..................................... United Kingdom 5,015,241 5,097,780
Lear Corp. .......................................... United States 104,469 13,149,513
18,247,293
Banks 4.8%
Citizens Financial Group, Inc. ............................ United States 469,632 16,019,147
PNC Financial Services Group, Inc. (The) ................... United States 132,787 20,350,936
36,370,083
Building Products 2.1%
Johnson Controls International plc ......................... United States 242,147 15,756,505
Chemicals 5.7%
Ashland, Inc. ......................................... United States 96,490 9,198,392
Avient Corp. ......................................... United States 289,694 12,288,820
Huntsman Corp. ...................................... United States 425,178 10,144,747
Olin Corp. ........................................... United States 232,098 12,134,083
43,766,042
Commercial Services & Supplies 2.3%
a
Stericycle, Inc. ....................................... United States 226,145 10,115,466
Vestis Corp. ......................................... United States 417,472 7,689,834
17,805,300
Construction & Engineering 1.5%
a
WillScot Mobile Mini Holdings Corp. ....................... United States 307,579 11,368,120
Consumer Finance 1.6%
Capital One Financial Corp. ............................. United States 83,170 11,929,073
Containers & Packaging 1.5%
International Paper Co. ................................. United States 325,568 11,375,346
Distributors 1.1%
Genuine Parts Co. .................................... United States 52,973 8,327,885
Electric Utilities 6.6%
Entergy Corp. ........................................ United States 197,244 21,040,018
Evergy, Inc. .......................................... United States 164,041 8,603,950
PPL Corp. ........................................... United States 751,603 20,639,018
50,282,986
Electrical Equipment 1.9%
Regal Rexnord Corp. .................................. United States 90,977 14,680,959
Electronic Equipment, Instruments & Components 2.0%
a
Flex Ltd. ............................................ United States 545,039 15,615,367
Energy Equipment & Services 3.1%
Baker Hughes Co. , A ................................... United States 312,111 10,181,061
Schlumberger NV ..................................... United States 292,473 13,886,618
24,067,679
Financial Services 4.8%
a
Fiserv, Inc. .......................................... United States 61,289 9,356,992

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
Global Payments, Inc. .................................. United States 92,032 $ 11,298,769
Voya Financial, Inc. .................................... United States 230,071 15,681,639
36,337,400
Food Products 2.3%
Kraft Heinz Co. (The) .................................. United States 458,154 17,689,326
Health Care Equipment & Supplies 2.8%
Baxter International, Inc. ................................ United States 265,122 10,702,975
a
Envista Holdings Corp. ................................. United States 543,106 10,688,326
21,391,301
Health Care Providers & Services 4.0%
Cencora, Inc. ........................................ United States 53,111 12,696,185
Fresenius SE & Co. KGaA ............................... Germany 303,543 9,058,685
Humana, Inc. ........................................ United States 28,806 8,702,005
30,456,875
Household Durables 1.8%
DR Horton, Inc. ....................................... United States 96,778 13,789,897
Independent Power and Renewable Electricity Producers 1.4%
AES Corp. (The) ...................................... United States 578,625 10,357,388
Insurance 4.1%
Everest Group Ltd. .................................... United States 41,784 15,310,076
Hartford Financial Services Group, Inc. (The) ................ United States 161,670 15,664,206
30,974,282
Interactive Media & Services 1.0%
a
Match Group, Inc. ..................................... United States 241,087 7,430,301
Leisure Products 0.9%
Polaris, Inc. .......................................... United States 80,538 6,858,616
Life Sciences Tools & Services 1.3%
a
Bio-Rad Laboratories, Inc. , A ............................. United States 36,245 9,777,089
Machinery 4.6%
Dover Corp. ......................................... United States 96,047 17,221,227
Parker-Hannifin Corp. .................................. United States 32,730 17,834,904
35,056,131
Oil, Gas & Consumable Fuels 3.4%
Crescent Point Energy Corp. ............................. Canada 1,165,154 10,265,007
Williams Cos., Inc. (The) ................................ United States 419,107 16,076,944
26,341,951
Personal Care Products 2.0%
Kenvue, Inc. ......................................... United States 826,679 15,558,099
Pharmaceuticals 1.2%
GSK plc ............................................ United States 432,667 8,977,226
Professional Services 4.9%
ICF International, Inc. .................................. United States 60,597 8,743,541
KBR, Inc. ........................................... United States 231,956 15,063,223
SS&C Technologies Holdings, Inc. ......................... United States 225,697 13,968,387
37,775,151
Real Estate Management & Development 2.8%
a
CBRE Group, Inc. , A ................................... United States 133,309 11,583,219

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development (continued)
Colliers International Group, Inc. .......................... Canada 92,741 $ 9,648,774
21,231,993
Retail REITs 2.3%
Brixmor Property Group, Inc. ............................. United States 797,148 17,616,971
Software 1.7%
Gen Digital, Inc. ...................................... United States 643,041 12,950,846
Specialized REITs 1.4%
SBA Communications Corp. , A ........................... United States 58,069 10,807,802
Specialty Retail 1.0%
Dick's Sporting Goods, Inc. .............................. United States 37,334 7,501,894
Trading Companies & Distributors 3.7%
a
AerCap Holdings NV ................................... Ireland 141,813 11,981,780
Ferguson plc ......................................... United States 76,799 16,120,110
28,101,890
Total Common Stocks (Cost $ 598,017,377 ) .....................................
731,669,811
Short Term Investments 4.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 4.1%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 31,210,278 31,210,278
Total Money Market Funds (Cost $ 31,210,278 ) ..................................
31,210,278
Total Short Term Investments (Cost $ 31,210,278 ) ................................
31,210,278
a
Total Investments (Cost $ 629,227,655 ) 100.0% ..................................
$762,880,089
Other Assets, less Liabilities (0.0) %
†
...........................................
(227,592)
Net Assets 100.0% ...........................................................
$762,652,497
a a a
See Abbreviations on page 59 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $47.55 $51.18 $61.24 $41.84 $49.48 $52.59
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.39 0.25 0.47
c
0.45 0.51
d
Net realized and unrealized gains (losses) 7.87 (2.42) (4.60) 20.03 (5.01) 4.00
Total from investment operations ........ 8.14 (2.03) (4.35) 20.50 (4.56) 4.51
Less distributions from:
Net investment income .............. (0.46) (0.20) (0.34) (0.35) (0.58) (0.44)
Net realized gains ................. (1.98) (1.40) (5.37) (0.75) (2.50) (7.18)
Total distributions ................... (2.44) (1.60) (5.71) (1.10) (3.08) (7.62)
Net asset value, end of period .......... $53.25 $47.55 $51.18 $61.24 $41.84 $49.48
Total return
e
....................... 17.16% (4.09)% (7.83)% 49.59% (10.04)% 11.35%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.98% 0.99% 0.98% 1.00% 1.08% 1.06%
Expenses net of waiver and payments by
affiliates .......................... 0.97% 0.98%
g
0.98%
h
1.00%
h
1.07%
g
1.05%
g
Net investment income ............... 1.03% 0.75% 0.46% 0.81%
c
1.08% 1.10%
d
Supplemental data
Net assets, end of period (000’s) ........ $1,176,563 $1,076,436 $1,268,890 $1,577,561 $1,123,039 $1,334,235
Portfolio turnover rate ................ 25.24% 68.74% 47.06% 52.76% 67.46% 57.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.56%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.80%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $39.48 $42.88 $52.25 $35.87 $42.84 $46.45
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.06 —
c
(0.13) 0.02
d
0.12 0.15
e
Net realized and unrealized gains (losses) 6.54 (2.00) (3.87) 17.20 (4.33) 3.42
Total from investment operations ........ 6.60 (2.00) (4.00) 17.22 (4.21) 3.57
Less distributions from:
Net investment income .............. (0.11) — — (0.09) (0.26) —
Net realized gains ................. (1.98) (1.40) (5.37) (0.75) (2.50) (7.18)
Total distributions ................... (2.09) (1.40) (5.37) (0.84) (2.76) (7.18)
Net asset value, end of period .......... $43.99 $39.48 $42.88 $52.25 $35.87 $42.84
Total return
f
........................ 16.72% (4.82)% (8.51)% 48.51% (10.73)% 10.52%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 1.73% 1.74% 1.73% 1.75% 1.83% 1.81%
Expenses net of waiver and payments by
affiliates .......................... 1.72% 1.73%
h
1.73%
i
1.75%
i
1.82%
h
1.80%
h
Net investment income (loss) .......... 0.29% —%
j
(0.29)% 0.05%
d
0.34% 0.35%
e
Supplemental data
Net assets, end of period (000’s) ........ $49,724 $50,027 $68,960 $99,994 $77,586 $111,639
Portfolio turnover rate ................ 25.24% 68.74% 47.06% 52.76% 67.46% 57.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.20)%.
e
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.05%.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $46.86 $50.46 $60.43 $41.31 $48.88 $51.98
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.26 0.11 0.32
c
0.35 0.40
d
Net realized and unrealized gains (losses) 7.75 (2.38) (4.53) 19.79 (4.97) 3.94
Total from investment operations ........ 7.95 (2.12) (4.42) 20.11 (4.62) 4.34
Less distributions from:
Net investment income .............. (0.32) (0.08) (0.18) (0.24) (0.45) (0.26)
Net realized gains ................. (1.98) (1.40) (5.37) (0.75) (2.50) (7.18)
Total distributions ................... (2.30) (1.48) (5.55) (0.99) (2.95) (7.44)
Net asset value, end of period .......... $52.51 $46.86 $50.46 $60.43 $41.31 $48.88
Total return
e
....................... 17.00% (4.35)% (8.05)% 49.22% (10.27)% 11.06%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.23% 1.24% 1.23% 1.25% 1.33% 1.31%
Expenses net of waiver and payments by
affiliates .......................... 1.22% 1.23%
g
1.23%
h
1.25%
h
1.32%
g
1.30%
g
Net investment income ............... 0.79% 0.50% 0.21% 0.56%
c
0.84% 0.85%
d
Supplemental data
Net assets, end of period (000’s) ........ $107,073 $102,284 $119,060 $150,288 $106,201 $143,634
Portfolio turnover rate ................ 25.24% 68.74% 47.06% 52.76% 67.46% 57.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.32%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.55%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $50.90 $54.68 $65.05 $44.37 $52.29 $55.17
Income from investment operations
a
:
Net investment income
b
............. 0.40 0.63 0.48 0.71
c
0.65 0.75
d
Net realized and unrealized gains (losses) 8.42 (2.60) (4.89) 21.27 (5.27) 4.23
Total from investment operations ........ 8.82 (1.97) (4.41) 21.98 (4.62) 4.98
Less distributions from:
Net investment income .............. (0.67) (0.41) (0.59) (0.55) (0.80) (0.68)
Net realized gains ................. (1.98) (1.40) (5.37) (0.75) (2.50) (7.18)
Total distributions ................... (2.65) (1.81) (5.96) (1.30) (3.30) (7.86)
Net asset value, end of period .......... $57.07 $50.90 $54.68 $65.05 $44.37 $52.29
Total return
e
....................... 17.36% (3.72)% (7.46)% 50.21% (9.65)% 11.82%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.60% 0.61% 0.62% 0.62% 0.68% 0.66%
Expenses net of waiver and payments by
affiliates .......................... 0.59% 0.59%
g
0.59% 0.59% 0.64%
g
0.61%
g
Net investment income ............... 1.41% 1.14% 0.84% 1.15%
c
1.47% 1.54%
d
Supplemental data
Net assets, end of period (000’s) ........ $1,357,402 $1,225,364 $1,248,367 $1,336,020 $510,946 $362,397
Portfolio turnover rate ................ 25.24% 68.74% 47.06% 52.76% 67.46% 57.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.90%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.24%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2024
(unaudited)
Year Ended October 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $50.98 $54.76 $65.13 $44.44 $52.36 $55.19
Income from investment operations
a
:
Net investment income
b
............. 0.36 0.55 0.41 0.63
c
0.58 0.67
d
Net realized and unrealized gains (losses) 8.44 (2.60) (4.91) 21.30 (5.29) 4.24
Total from investment operations ........ 8.80 (2.05) (4.50) 21.93 (4.71) 4.91
Less distributions from:
Net investment income .............. (0.59) (0.33) (0.50) (0.49) (0.71) (0.56)
Net realized gains ................. (1.98) (1.40) (5.37) (0.75) (2.50) (7.18)
Total distributions ................... (2.57) (1.73) (5.87) (1.24) (3.21) (7.74)
Net asset value, end of period .......... $57.21 $50.98 $54.76 $65.13 $44.44 $52.36
Total return
e
....................... 17.28% (3.86)% (7.59)% 49.98% (9.81)% 11.61%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.73% 0.74% 0.73% 0.75% 0.83% 0.81%
Expenses net of waiver and payments by
affiliates .......................... 0.72% 0.73%
g
0.73%
h
0.75%
h
0.82%
g
0.80%
g
Net investment income ............... 1.28% 1.00% 0.71% 1.01%
c
1.30% 1.35%
d
Supplemental data
Net assets, end of period (000’s) ........ $1,224,688 $1,199,891 $1,406,507 $1,687,270 $646,240 $522,329
Portfolio turnover rate ................ 25.24% 68.74% 47.06% 52.76% 67.46% 57.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.76%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.05%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments (unaudited), April 30, 2024
Franklin Small Cap Value Fund
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.9%
Aerospace & Defense 5.5%
Babcock International Group plc .......................... United Kingdom 3,218,723 $ 20,369,814
Melrose Industries plc .................................. United Kingdom 5,418,108 42,569,876
QinetiQ Group plc ..................................... United Kingdom 21,832,340 93,181,154
a
Senior plc ........................................... United Kingdom 28,282,051 57,539,319
213,660,163
Automobile Components 1.3%
b
Adient plc ........................................... United States 1,260,787 37,659,708
LCI Industries ........................................ United States 144,777 15,053,912
52,713,620
Banks 15.3%
Atlantic Union Bankshares Corp. .......................... United States 585,132 18,589,644
a
Camden National Corp. ................................. United States 814,001 25,413,111
Columbia Banking System, Inc. ........................... United States 4,455,880 83,815,103
First Bancorp ........................................ United States 876,158 26,643,965
First Commonwealth Financial Corp. ....................... United States 1,926,186 25,406,393
First Interstate BancSystem, Inc. , A ........................ United States 3,733,834 99,693,368
German American Bancorp, Inc. .......................... United States 870,750 27,628,898
Peoples Bancorp, Inc. .................................. United States 1,211,265 35,175,136
Seacoast Banking Corp. of Florida ........................ United States 1,922,349 44,348,591
SouthState Corp. ..................................... United States 1,274,910 96,510,687
TriCo Bancshares ..................................... United States 1,021,104 35,503,786
WSFS Financial Corp. .................................. United States 1,888,465 80,694,109
599,422,791
Building Products 2.2%
Insteel Industries, Inc. .................................. United States 441,343 14,167,110
UFP Industries, Inc. .................................... United States 625,994 70,549,524
84,716,634
Capital Markets 1.6%
Piper Sandler Cos. .................................... United States 196,142 38,402,642
Victory Capital Holdings, Inc. , A ........................... United States 484,286 24,630,786
63,033,428
Chemicals 7.4%
Ashland, Inc. ......................................... United States 342,560 32,656,245
Avient Corp. ......................................... United States 1,731,481 73,449,424
a,b
Elementis plc ........................................ United Kingdom 39,868,704 70,107,982
Olin Corp. ........................................... United States 763,786 39,930,732
Tronox Holdings plc ................................... United States 4,312,250 73,265,127
289,409,510
Commercial Services & Supplies 2.6%
HNI Corp. ........................................... United States 1,069,951 44,884,445
Vestis Corp. ......................................... United States 3,019,422 55,617,753
100,502,198
Communications Equipment 1.0%
b
Lumentum Holdings, Inc. ................................ United States 893,018 39,078,468
Construction & Engineering 3.7%
Primoris Services Corp. ................................. United States 1,975,683 92,066,828
Stantec, Inc. ......................................... Canada 24,644 1,962,033
b
WillScot Mobile Mini Holdings Corp. ....................... United States 1,415,348 52,311,262
146,340,123

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Finance 0.4%
Bread Financial Holdings, Inc. ............................ United States 452,251 $ 16,692,584
Diversified REITs 1.1%
Alexander & Baldwin, Inc. ............................... United States 2,720,551 44,807,475
Electric Utilities 1.4%
IDACORP, Inc. ....................................... United States 561,815 53,248,826
Electrical Equipment 2.5%
Regal Rexnord Corp. .................................. United States 597,792 96,465,695
Electronic Equipment, Instruments & Components 5.4%
Benchmark Electronics, Inc. ............................. United States 1,158,518 34,998,829
b
Coherent Corp. ....................................... United States 1,022,054 55,834,810
CTS Corp. .......................................... United States 47,225 2,160,544
a,b
Knowles Corp. ....................................... United States 5,721,347 90,568,923
b
Sanmina Corp. ....................................... United States 470,266 28,531,038
212,094,144
Energy Equipment & Services 0.8%
Hunting plc .......................................... United Kingdom 2,334,461 10,376,463
b
John Wood Group plc .................................. United Kingdom 4,355,973 8,078,067
TechnipFMC plc ...................................... United Kingdom 559,443 14,332,930
32,787,460
Food Products 2.8%
Glanbia plc .......................................... Ireland 5,781,570 110,084,743
Health Care Equipment & Supplies 2.6%
b
Envista Holdings Corp. ................................. United States 3,432,594 67,553,450
b
Integer Holdings Corp. ................................. United States 306,599 34,225,646
101,779,096
Hotel & Resort REITs 1.0%
Sunstone Hotel Investors, Inc. ............................ United States 3,756,578 38,317,096
Hotels, Restaurants & Leisure 5.1%
Boyd Gaming Corp. ................................... United States 512,901 27,445,332
b
Brinker International, Inc. ............................... United States 1,340,841 71,869,078
Dalata Hotel Group plc ................................. Ireland 6,485,086 29,167,231
b
Hilton Grand Vacations, Inc. ............................. United States 1,730,363 72,052,315
200,533,956
Household Durables 1.8%
Century Communities, Inc. .............................. United States 140,017 11,106,149
b
M/I Homes, Inc. ....................................... United States 195,074 22,671,500
Meritage Homes Corp. ................................. United States 144,926 24,020,035
b
Taylor Morrison Home Corp. , A ........................... United States 253,924 14,222,283
72,019,967
Industrial REITs 0.1%
STAG Industrial, Inc. ................................... United States 106,895 3,676,119
Insurance 6.2%
CNO Financial Group, Inc. .............................. United States 3,119,008 82,123,481
Hanover Insurance Group, Inc. (The) ....................... United States 690,470 89,636,815
Horace Mann Educators Corp. , ( USD Traded) ................ United States 1,929,343 71,115,583
242,875,879

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products 2.2%
BRP, Inc. ............................................ United States 129,629 $ 8,720,710
Brunswick Corp. ...................................... United States 293,215 23,644,858
b
Mattel, Inc. .......................................... United States 3,024,759 55,413,585
87,779,153
Machinery 4.6%
b
Atmus Filtration Technologies, Inc. ........................ United States 760,049 23,021,884
a
Columbus McKinnon Corp. .............................. United States 1,767,853 72,959,293
Mueller Water Products, Inc. , A ........................... United States 5,121,578 81,125,796
Timken Co. (The) ..................................... United States 25,937 2,314,099
179,421,072
Media 0.5%
Cable One, Inc. ....................................... United States 50,337 19,825,227
Metals & Mining 1.3%
Commercial Metals Co. ................................. United States 560,771 30,135,833
Ryerson Holding Corp. ................................. United States 705,725 20,148,449
50,284,282
Multi-Utilities 0.3%
Black Hills Corp. ...................................... United States 235,110 12,907,539
Office REITs 0.5%
Highwoods Properties, Inc. .............................. United States 745,834 19,540,851
Oil, Gas & Consumable Fuels 5.4%
Crescent Point Energy Corp. ............................. Canada 16,232,618 143,137,086
a,b
Green Plains, Inc. ..................................... United States 3,279,575 67,788,815
210,925,901
Paper & Forest Products 0.8%
Louisiana-Pacific Corp. ................................. United States 422,334 30,910,626
Professional Services 1.0%
ICF International, Inc. .................................. United States 17,928 2,586,831
Kforce, Inc. .......................................... United States 595,987 36,808,157
39,394,988
Real Estate Management & Development 0.1%
Colliers International Group, Inc. .......................... Canada 34,224 3,560,665
Retail REITs 0.3%
Kite Realty Group Trust ................................. United States 471,199 10,272,138
Semiconductors & Semiconductor Equipment 1.2%
b
Cohu, Inc. ........................................... United States 1,509,468 45,767,070
Software 3.7%
b
ACI Worldwide, Inc. .................................... United States 4,304,620 146,787,542
Specialty Retail 0.6%
Group 1 Automotive, Inc. ................................ United States 74,958 22,039,151
Textiles, Apparel & Luxury Goods 0.9%
Dr. Martens plc ....................................... United Kingdom 20,204,750 19,174,203
PVH Corp. .......................................... United States 131,523 14,309,703
33,483,906

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors 1.7%
Herc Holdings, Inc. .................................... United States 103,866 $ 14,855,954
McGrath RentCorp .................................... United States 483,734 51,595,068
66,451,022
Total Common Stocks (Cost $ 3,283,429,208 ) ....................................
3,793,611,108
Management Investment Companies 2.5%
Capital Markets 2.5%
iShares Russell 2000 Value ETF .......................... United States 663,409 98,874,477
Total Management Investment Companies (Cost $ 98,060,045 ) ....................
98,874,477
Total Long Term Investments (Cost $ 3,381,489,253 ) .............................
3,892,485,585
a
Short Term Investments 1.5%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.5%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 59,167,397 59,167,397
Total Money Market Funds (Cost $ 59,167,397 ) ..................................
59,167,397
Total Short Term Investments (Cost $ 59,167,397 ) ................................
59,167,397
a
Total Investments (Cost $ 3,440,656,650 ) 100.9% ................................
$3,951,652,982
Other Assets, less Liabilities (0.9) % ...........................................
(36,203,005)
Net Assets 100.0% ...........................................................
$3,915,449,977
a a a
See Abbreviations on page 59 .
a
See Note 6 regarding holdings of 5% voting securities.
b
Non-income producing.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
April 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $134,857,472 $598,017,377 $2,978,778,114
Cost - Non-controlled affiliates (Note 3f and 6) .................. 7,521,393 31,210,278 461,878,536
Value - Unaffiliated issuers ................................ $184,380,953 $731,669,811 $3,508,108,142
Value - Non-controlled affiliates (Note 3f and 6) ................. 7,521,393 31,210,278 443,544,840
Foreign currency, at value (cost $–, $– and $217, respectively) ....... — — 216
Receivables:
Investment securities sold ................................. 760,864 — 22,411,175
Capital shares sold ...................................... 33,551 264,396 1,581,109
Dividends ............................................. 921 946,157 2,339,581
Total assets ........................................ 192,697,682 764,090,642 3,977,985,063
Liabilities:
Payables:
Investment securities purchased ............................ — — 53,323,514
Capital shares redeemed ................................. 115,016 612,477 5,368,532
Management fees ....................................... 121,675 299,006 1,803,374
Distribution fees ........................................ 31,093 149,684 331,835
Transfer agent fees ...................................... 43,520 190,162 1,377,531
Registration and filing fees ................................ 29,354 60,019 117,400
Professional fees ....................................... 52,958 64,408 54,501
Trustees' fees and expenses ............................... 4,263 11,460 53,961
Accrued expenses and other liabilities ......................... 4,686 50,929 104,438
Total liabilities ....................................... 402,565 1,438,145 62,535,086
Net assets, at value ............................... $192,295,117 $762,652,497 $3,915,449,977
Net assets consist of:
Paid-in capital ........................................... $135,032,345 $620,637,995 $3,335,853,397
Total distributable earnings (losses) ........................... 57,262,772 142,014,502 579,596,580
Net assets, at value ............................... $192,295,117 $762,652,497 $3,915,449,977

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Class A:
Net assets, at value ..................................... $145,694,077 $662,452,537 $1,176,563,228
Shares outstanding ...................................... 5,506,372 19,270,885 22,093,986
Net asset value per share
a,b
................................ $26.46 $34.38 $53.25
Maximum offering price per share (net asset value per share ÷
94.50%)
b
.............................................. $28.00 $36.38 $56.35
Class C:
Net assets, at value ..................................... $— $9,815,354 $49,724,311
Shares outstanding ...................................... — 301,573 1,130,475
Net asset value and maximum offering price per share
a,b
.......... $— $32.55 $43.99
Class R:
Net assets, at value ..................................... $— $5,735,166 $107,073,271
Shares outstanding ...................................... — 165,821 2,039,043
Net asset value and maximum offering price per share
b
........... $— $34.59 $52.51
Class R6:
Net assets, at value ..................................... $15,207,764 $34,978,587 $1,357,401,604
Shares outstanding ...................................... 561,690 968,412 23,784,195
Net asset value and maximum offering price per share
b
........... $27.08 $36.12 $57.07
Advisor Class:
Net assets, at value ..................................... $31,393,276 $49,670,853 $1,224,687,563
Shares outstanding ...................................... 1,170,103 1,369,765 21,406,724
Net asset value and maximum offering price per share
b
........... $26.83 $36.26 $57.21
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Value Investors Trust
Financial Statements
Statements of Operations
for the six months ended April 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Investment income:
Dividends: (net of foreign taxes of $13,294, $24,414 and $531,855, respectively)
Unaffiliated issuers ...................................... $1,755,533 $7,842,371 $34,893,233
Non-controlled affiliates (Note 3f and 6) ....................... 151,299 898,162 4,989,882
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... (394) — 642,289
Non-controlled affiliates (Note 3 f ) ........................... 436 — —
Total investment income ................................. 1,906,874 8,740,533 40,525,404
Expenses:
Management fees (Note 3 a ) ................................. 766,617 1,848,305 11,048,741
Distribution fees: (Note 3c )
    Class A .............................................. 188,259 833,133 1,484,276
    Class C .............................................. — 52,469 261,086
    Class R .............................................. — 13,783 276,242
Transfer agent fees: (Note 3e )
    Class A .............................................. 89,377 403,216 941,994
    Class C .............................................. — 6,384 41,572
    Class R .............................................. — 3,325 87,784
    Class R6 ............................................. 7,094 8,247 240,553
    Advisor Class .......................................... 22,687 29,417 1,050,360
Custodian fees ........................................... 781 2,938 24,661
Reports to shareholders fees ................................ 10,420 42,375 113,147
Registration and filing fees .................................. 29,354 51,963 102,519
Professional fees ......................................... 52,848 50,506 53,468
Trustees' fees and expenses ................................ 7,852 24,374 123,092
Other .................................................. 5,831 13,917 53,890
Total expenses ....................................... 1,181,120 3,384,352 15,903,385
Expenses waived/paid by affiliates (Note 3f and 3g) ............ (14,996) (65,155) (151,289)
Net expenses ....................................... 1,166,124 3,319,197 15,752,096
Net investment income .............................. 740,750 5,421,336 24,773,308
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 7,436,368 15,990,626 126,587,631
Non-controlled affiliates (Note 3 f and 6 ) ..................... — — (41,067,684)
Foreign currency transactions .............................. (396) (24,215) 117,104
Net realized gain (loss) ................................ 7,435,972 15,966,411 85,637,051
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 7,612,440 95,263,602 421,064,907
Non-controlled affiliates (Note 3 f and 6 ) ..................... — — 96,651,729
Translation of other assets and liabilities denominated in foreign currencies ........................................... — (1,113) (25,574)
Net change in unrealized appreciation (depreciation) .......... 7,612,440 95,262,489 517,691,062
Net realized and unrealized gain (loss) .......................... 15,048,412 111,228,900 603,328,113
Net increase (decrease) in net assets resulting from operations ........ $15,789,162 $116,650,236 $628,101,421

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin MicroCap Value Fund Franklin Mutual U.S. Mid Cap Value Fund
Six Months Ended
April 30, 2024
(unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(unaudited)
Year Ended
October 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $740,750 $1,516,812 $5,421,336 $10,614,469
Net realized gain (loss) ............ 7,435,972 12,069,092 15,966,411 1,831,353
Net change in unrealized appreciation
(depreciation) ................. 7,612,440 (15,546,751) 95,262,489 (29,357,836)
Net increase (decrease) in net
assets resulting from operations . 15,789,162 (1,960,847) 116,650,236 (16,912,014)
Distributions to shareholders:
Class A ........................ (7,816,485) (8,541,841) (15,633,644) (29,741,114)
Class C ........................ — — (167,172) (544,896)
Class R ........................ — — (111,731) (222,649)
Class R6 ....................... (864,704) (1,655,076) (891,595) (1,629,920)
Advisor Class ................... (2,233,966) (2,737,837) (1,184,176) (2,058,722)
Total distributions to shareholders ..... (10,915,155) (12,934,754) (17,988,318) (34,197,301)
Capital share transactions: (Note 2 )
Class A ........................ 2,928,301 4,202,003 (31,151,699) (36,585,914)
Class C ........................ — — (1,997,939) (4,277,447)
Class R ........................ — — 115,119 (145,538)
Class R6 ....................... (437,706) (8,300,169) (1,290,284) (2,537,069)
Advisor Class ................... (6,648,039) (4,591,114) 246,577 (177,291)
Total capital share transactions ....... (4,157,444) (8,689,280) (34,078,226) (43,723,259)
Net increase (decrease) in net
assets ..................... 716,563 (23,584,881) 64,583,692 (94,832,574)
Net assets:
Beginning of period ................ 191,578,554 215,163,435 698,068,805 792,901,379
End of period ..................... $192,295,117 $191,578,554 $762,652,497 $698,068,805

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Small Cap Value Fund
Six Months Ended
April 30, 2024
(unaudited)
Year Ended
October 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $24,773,308 $38,472,968
Net realized gain (loss) ................................................. 85,637,051 158,770,180
Net change in unrealized appreciation (depreciation) ........................... 517,691,062 (337,535,229)
Net increase (decrease) in net assets resulting from operations ................ 628,101,421 (140,292,081)
Distributions to shareholders:
Class A ............................................................. (54,183,130) (39,189,566)
Class C ............................................................. (2,513,003) (2,197,068)
Class R ............................................................. (4,850,236) (3,524,991)
Class R6 ............................................................ (63,537,572) (41,658,770)
Advisor Class ........................................................ (59,482,942) (43,515,807)
Total distributions to shareholders .......................................... (184,566,883) (130,086,202)
Capital share transactions: (Note 2 )
Class A ............................................................. (28,741,073) (111,212,666)
Class C ............................................................. (5,939,446) (14,573,606)
Class R ............................................................. (7,475,079) (8,815,609)
Class R6 ............................................................ (17,266,962) 67,158,340
Advisor Class ........................................................ (122,664,315) (119,959,955)
Total capital share transactions ............................................ (182,086,875) (187,403,496)
Net increase (decrease) in net assets ................................... 261,447,663 (457,781,779)
Net assets:
Beginning of period ..................................................... 3,654,002,314 4,111,784,093
End of period .......................................................... $3,915,449,977 $3,654,002,314

Franklin Value Investors Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Value Investors Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class R6 & Advisor Class
Franklin MicroCap Value Fund
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Mutual U.S. Mid Cap Value Fund
Franklin Small Cap Value Fund
Effective May 22, 2024, Franklin MicroCap Value Fund was
renamed Franklin Mutual Small-Mid Cap Value Fund.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At April 30, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower. At April 30, 2024, the Funds had no securities on loan.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. In such cases, the dividend is recorded
as soon as the information is received by the Funds.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At April 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin MicroCap Value Fund
Franklin Mutual U.S. Mid Cap
Value Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2024
Shares sold
a
................................... 473,545 $12,973,761 760,254 $25,753,191
Shares issued in reinvestment of distributions .......... 274,938 7,637,785 438,771 14,628,634
Shares redeemed ............................... (647,158) (17,683,245) (2,111,021) (71,533,524)
Net increase (decrease) .......................... 101,325 $2,928,301 (911,996) $(31,151,699)
Year ended October 31, 2023
Shares sold
a
................................... 1,035,751 $27,659,059 2,557,243 $82,248,404
Shares issued in reinvestment of distributions .......... 316,722 8,336,842 880,190 28,029,634
Shares redeemed ............................... (1,196,201) (31,793,898) (4,569,748) (146,863,952)
Net increase (decrease) .......................... 156,272 $4,202,003 (1,132,315) $(36,585,914)
Class C
Class C Shares:
Six Months ended April 30, 2024
Shares sold ................................... — $— 23,771 $776,121
Shares issued in reinvestment of distributions .......... — — 5,273 166,900
Shares redeemed
a
.............................. — — (92,327) (2,940,960)
Net increase (decrease) .......................... — $— (63,283) $(1,997,939)
Year ended October 31, 2023
Shares sold ................................... — $— 92,322 $2,772,546
Shares issued in reinvestment of distributions .......... — — 18,066 543,938
Shares redeemed
a
.............................. — — (250,836) (7,593,931)
Net increase (decrease) .......................... — $— (140,448) $(4,277,447)
Class R
Class R Shares:
Six Months ended April 30, 2024
Shares sold ................................... — $— 13,270 $455,248
Shares issued in reinvestment of distributions .......... — — 3,328 111,731
Shares redeemed ............................... — — (13,481) (451,860)
Net increase (decrease) .......................... — $— 3,117 $115,119
Year ended October 31, 2023
Shares sold ................................... — $— 28,352 $916,376
Shares issued in reinvestment of distributions .......... — — 6,950 222,649
Shares redeemed ............................... — — (39,524) (1,284,563)
Net increase (decrease) .......................... — $— (4,222) $(145,538)
Class R6

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin MicroCap Value Fund
Franklin Mutual U.S. Mid Cap
Value Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended April 30, 2024
Shares sold ................................... 93,999 $2,623,345 77,285 $2,741,815
Shares issued in reinvestment of distributions .......... 30,183 857,199 25,440 889,907
Shares redeemed ............................... (139,552) (3,918,250) (138,558) (4,922,006)
Net increase (decrease) .......................... (15,370) $(437,706) (35,833) $(1,290,284)
Year ended October 31, 2023
Shares sold ................................... 738,670 $20,542,994 170,034 $5,757,995
Shares issued in reinvestment of distributions .......... 16,894 455,015 48,606 1,623,689
Shares redeemed ............................... (1,085,732) (29,298,178) (291,065) (9,918,753)
Net increase (decrease) .......................... (330,168) $(8,300,169) (72,425) $(2,537,069)
Advisor Class
Advisor Class Shares:
Six Months ended April 30, 2024
Shares sold ................................... 194,851 $5,449,414 103,594 $3,652,867
Shares issued in reinvestment of distributions .......... 77,907 2,193,089 32,917 1,156,386
Shares redeemed ............................... (516,613) (14,290,542) (128,222) (4,562,676)
Net increase (decrease) .......................... (243,855) $(6,648,039) 8,289 $246,577
Year ended October 31, 2023
Shares sold ................................... 552,788 $15,298,860 231,598 $7,993,826
Shares issued in reinvestment of distributions .......... 100,780 2,690,820 60,145 2,016,897
Shares redeemed ............................... (845,417) (22,580,794) (300,970) (10,188,014)
Net increase (decrease) .......................... (191,849) $(4,591,114) (9,227) $(177,291)
Franklin Small Cap Value Fund
Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2024
Shares sold
a
................................... 627,653 $33,248,245
Shares issued in reinvestment of distributions .......... 974,623 51,703,755
Shares redeemed ............................... (2,145,985) (113,693,073)
Net increase (decrease) .......................... (543,709) $(28,741,073)
Year ended October 31, 2023
Shares sold
a
................................... 1,910,538 $96,806,978
Shares issued in reinvestment of distributions .......... 753,095 37,409,030
Shares redeemed ............................... (4,818,249) (245,428,674)
Net increase (decrease) .......................... (2,154,616) $(111,212,666)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Small Cap Value Fund
Shares Amount
Class C Shares:
Six Months ended April 30, 2024
Shares sold ................................... 45,799 $2,010,759
Shares issued in reinvestment of distributions .......... 54,548 2,396,831
Shares redeemed
a
.............................. (236,989) (10,347,036)
Net increase (decrease) .......................... (136,642) $(5,939,446)
Year ended October 31, 2023
Shares sold ................................... 186,548 $7,856,284
Shares issued in reinvestment of distributions .......... 50,791 2,103,768
Shares redeemed
a
.............................. (578,539) (24,533,658)
Net increase (decrease) .......................... (341,200) $(14,573,606)
Class R
Class R Shares:
Six Months ended April 30, 2024
Shares sold ................................... 149,805 $7,824,817
Shares issued in reinvestment of distributions .......... 92,413 4,838,733
Shares redeemed ............................... (386,151) (20,138,629)
Net increase (decrease) .......................... (143,933) $(7,475,079)
Year ended October 31, 2023
Shares sold ................................... 420,223 $21,360,196
Shares issued in reinvestment of distributions .......... 71,808 3,518,304
Shares redeemed ............................... (668,686) (33,694,109)
Net increase (decrease) .......................... (176,655) $(8,815,609)
Class R6
Class R6 Shares:
Six Months ended April 30, 2024
Shares sold ................................... 2,961,096 $167,930,176
Shares issued in reinvestment of distributions .......... 969,782 55,064,206
Shares redeemed ............................... (4,220,519) (240,261,344)
Net increase (decrease) .......................... (289,641) $(17,266,962)
Year ended October 31, 2023
Shares sold ................................... 6,931,820 $378,123,120
Shares issued in reinvestment of distributions .......... 703,602 37,332,152
Shares redeemed ............................... (6,391,812) (348,296,932)
Net increase (decrease) .......................... 1,243,610 $67,158,340
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin MicroCap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual of
0.75% per year of the average daily net assets of the Fund.
Effective May 22, 2024, Franklin MicroCap Value Fund will pay an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
Franklin Small Cap Value Fund
Shares Amount
Advisor Class Shares:
Six Months ended April 30, 2024
Shares sold ................................... 2,011,851 $114,360,377
Shares issued in reinvestment of distributions .......... 934,392 53,213,657
Shares redeemed ............................... (5,075,958) (290,238,349)
Net increase (decrease) .......................... (2,129,715) $(122,664,315)
Year ended October 31, 2023
Shares sold ................................... 4,515,231 $247,071,979
Shares issued in reinvestment of distributions .......... 725,949 38,607,884
Shares redeemed ............................... (7,391,567) (405,639,818)
Net increase (decrease) .......................... (2,150,387) $(119,959,955)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.650% In excess of $500 million
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Mutual U.S. Mid Cap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
Franklin Small Cap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended April 30, 2024, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Funds. The fee is paid by
Franklin Mutual based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Gross effective investment management fee rate ........ 0.750% 0.482% 0.546%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For Franklin Small Cap Value Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended April 30, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Class A ............................... 0.25% 0.25% 0.35%
Class C ............................... —% 1.00% 1.00%
Class R ............................... —% 0.50% 0.50%
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $21,901 $18,430 $15,168
CDSC retained ........................... $5,277 $3,274 $1,012
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Transfer agent fees ........................ $47,102 $152,359 $796,281
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended April 30, 2024, investments in affiliated management investment companies were as follows:
g. Waiver and Expense Reimbursements
Effective May 22, 2024, Franklin Mutual has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin MicroCap Value Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.90%
based on the average net assets of each class until February 28, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $3,026,861 $26,451,343 $(21,956,811) $— $— $7,521,393 7,521,393 $151,299
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $— $782,000 $(782,000) $— $— $— — $436
Total Affiliated Securities ... $3,026,861 $27,233,343 $(22,738,811) $— $— $7,521,393 $151,735
Franklin Mutual U.S. Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $33,756,988 $69,205,246 $(71,751,956) $— $— $31,210,278 31,210,278 $898,162
Total Affiliated Securities ... $33,756,988 $69,205,246 $(71,751,956) $— $— $31,210,278 $898,162
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $76,597,843 $498,205,574 $(515,636,020) $— $— $59,167,397 59,167,397 $1,675,067
Total Affiliated Securities ... $76,597,843 $498,205,574 $(515,636,020) $— $— $59,167,397 $1,675,067
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until February 28, 2025, for Franklin Mutual U.S. Mid Cap Value
Fund and Franklin Small Cap Value Fund, and until February 28, 2026, for Franklin MicroCap Value Fund.
4. Income Taxes
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2024, were as follows:
6. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended April 30, 2024, investments in “affiliated companies” were as follows:
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
a a a a
Cost of investments ....................... $142,815,779 $640,016,449 $3,469,162,812
Unrealized appreciation ..................... $59,711,660 $158,525,278 $677,658,869
Unrealized depreciation ..................... (10,625,093) (35,661,638) (195,168,699)
Net unrealized appreciation (depreciation) ....... $49,086,567 $122,863,640 $482,490,170
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Purchases .............................. $18,550,245 $108,507,814 $1,001,658,719
Sales .................................. $38,008,270 $156,520,943 $1,301,413,052
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
7. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended April 30, 2024, the Funds did not use the Global Credit Facility.
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
ACI Worldwide, Inc. ... $ 118,605,425 $ — $ (43,779,166) $ (6,679,282) $ —
a
$ —
a
—
a
$ —
Camden National Corp . 22,829,626 1,768,112 (877,076) (346,620) 2,039,069 25,413,111 814,001 688,679
Children's Place Inc. (The) 24,228,745 — (18,862,522) (46,404,953) 41,038,730 —
b
— —
Clearfield, Inc. ....... 25,463,434 — (31,570,237) (14,838,998) 20,945,801 —
b
— —
Columbus McKinnon Corp. 50,856,191 8,167,693 (3,990,082) (81,920) 18,007,411 72,959,293 1,767,853 245,474
Elementis plc ....... 57,383,349 — — — 12,724,633 70,107,982 39,868,704 —
Green Plains, Inc. .... 83,231,601 28,641,797 (21,503,388) (5,308,559) (17,272,636) 67,788,815 3,279,575 —
Horace Mann Educators
Corp. ........... 77,847,302 — (18,297,423) (3,039,613) —
a
—
a
—
a
1,522,419
Knowles Corp ....... 71,614,533 3,572,893 — — 15,381,497 90,568,923 5,721,347 —
McGrath RentCorp .... 135,104,593 — (101,916,083) 35,632,261 —
a
—
a
—
a
858,243
Senior plc .......... 53,752,095 — — — 3,787,224 57,539,319 28,282,051 —
Total Affiliated Securities
(Value is 9.8% of Net
Assets) .......... $720,916,894 $42,150,495 $(240,795,977) $(41,067,684) $96,651,729 $384,377,443 $3,314,815
a
As of April 30, 2024, no longer an affiliate.
b
As of April 30, 2024, no longer held by the fund.
6. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ 178,177,312 $ — $ — $ 178,177,312
Management Investment Companies ......... 6,203,641 — — 6,203,641
Short Term Investments ................... 7,521,393 — — 7,521,393
Total Investments in Securities ........... $191,902,346 $— $— $191,902,346
Franklin Mutual U.S. Mid Cap Value Fund
Assets:
Common Stocks :
Aerospace & Defense ................... $ 23,177,715 $ 21,917,029 $ — $ 45,094,744
Automobile Components ................. 13,149,513 5,097,780 — 18,247,293
Banks ............................... 36,370,083 — — 36,370,083
Building Products ...................... 15,756,505 — — 15,756,505
Chemicals ........................... 43,766,042 — — 43,766,042
Commercial Services & Supplies ........... 17,805,300 — — 17,805,300
Construction & Engineering ............... 11,368,120 — — 11,368,120
Consumer Finance ..................... 11,929,073 — — 11,929,073
Containers & Packaging ................. 11,375,346 — — 11,375,346
Distributors ........................... 8,327,885 — — 8,327,885
Electric Utilities ........................ 50,282,986 — — 50,282,986
Electrical Equipment .................... 14,680,959 — — 14,680,959
Electronic Equipment, Instruments &
Components ........................ 15,615,367 — — 15,615,367
Energy Equipment & Services ............. 24,067,679 — — 24,067,679
Financial Services ...................... 36,337,400 — — 36,337,400
Food Products ........................ 17,689,326 — — 17,689,326
Health Care Equipment & Supplies ......... 21,391,301 — — 21,391,301
Health Care Providers & Services .......... 21,398,190 9,058,685 — 30,456,875
Household Durables .................... 13,789,897 — — 13,789,897
Independent Power and Renewable Electricity
Producers .......................... 10,357,388 — — 10,357,388
Insurance ............................ 30,974,282 — — 30,974,282
Interactive Media & Services .............. 7,430,301 — — 7,430,301
Leisure Products ....................... 6,858,616 — — 6,858,616
Life Sciences Tools & Services ............ 9,777,089 — — 9,777,089
Machinery ............................ 35,056,131 — — 35,056,131
Oil, Gas & Consumable Fuels ............. 26,341,951 — — 26,341,951
Personal Care Products ................. 15,558,099 — — 15,558,099
Pharmaceuticals ....................... — 8,977,226 — 8,977,226
Professional Services ................... 37,775,151 — — 37,775,151
Real Estate Management & Development .... 21,231,993 — — 21,231,993
Retail REITs .......................... 17,616,971 — — 17,616,971
Software ............................. 12,950,846 — — 12,950,846
Specialized REITs ...................... 10,807,802 — — 10,807,802
Specialty Retail ........................ 7,501,894 — — 7,501,894
8. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual U.S. Mid Cap Value Fund (continued)
Assets: (continued)
Common Stocks:
Trading Companies & Distributors .......... $ 28,101,890 $ — $ — $ 28,101,890
Short Term Investments ................... 31,210,278 — — 31,210,278
Total Investments in Securities ........... $717,829,369 $45,050,720
a
$— $762,880,089
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 213,660,163 — 213,660,163
Automobile Components ................. 52,713,620 — — 52,713,620
Banks ............................... 599,422,791 — — 599,422,791
Building Products ...................... 84,716,634 — — 84,716,634
Capital Markets ........................ 63,033,428 — — 63,033,428
Chemicals ........................... 219,301,528 70,107,982 — 289,409,510
Commercial Services & Supplies ........... 100,502,198 — — 100,502,198
Communications Equipment .............. 39,078,468 — — 39,078,468
Construction & Engineering ............... 146,340,123 — — 146,340,123
Consumer Finance ..................... 16,692,584 — — 16,692,584
Diversified REITs ...................... 44,807,475 — — 44,807,475
Electric Utilities ........................ 53,248,826 — — 53,248,826
Electrical Equipment .................... 96,465,695 — — 96,465,695
Electronic Equipment, Instruments &
Components ........................ 212,094,144 — — 212,094,144
Energy Equipment & Services ............. 22,410,997 10,376,463 — 32,787,460
Food Products ........................ 110,084,743 — — 110,084,743
Health Care Equipment & Supplies ......... 101,779,096 — — 101,779,096
Hotel & Resort REITs ................... 38,317,096 — — 38,317,096
Hotels, Restaurants & Leisure ............. 171,366,725 29,167,231 — 200,533,956
Household Durables .................... 72,019,967 — — 72,019,967
Industrial REITs ....................... 3,676,119 — — 3,676,119
Insurance ............................ 242,875,879 — — 242,875,879
Leisure Products ....................... 87,779,153 — — 87,779,153
Machinery ............................ 179,421,072 — — 179,421,072
Media ............................... 19,825,227 — — 19,825,227
Metals & Mining ....................... 50,284,282 — — 50,284,282
Multi-Utilities .......................... 12,907,539 — — 12,907,539
Office REITs .......................... 19,540,851 — — 19,540,851
Oil, Gas & Consumable Fuels ............. 210,925,901 — — 210,925,901
Paper & Forest Products ................. 30,910,626 — — 30,910,626
Professional Services ................... 39,394,988 — — 39,394,988
Real Estate Management & Development .... 3,560,665 — — 3,560,665
Retail REITs .......................... 10,272,138 — — 10,272,138
Semiconductors & Semiconductor Equipment . 45,767,070 — — 45,767,070
Software ............................. 146,787,542 — — 146,787,542
Specialty Retail ........................ 22,039,151 — — 22,039,151
Textiles, Apparel & Luxury Goods .......... 14,309,703 19,174,203 — 33,483,906
Trading Companies & Distributors .......... 66,451,022 — — 66,451,022
Management Investment Companies ......... 98,874,477 — — 98,874,477
Short Term Investments ................... 59,167,397 — — 59,167,397
Total Investments in Securities ........... $3,609,166,940 $342,486,042
b
$— $3,951,652,982
a
Includes foreign securities valued at $45,050,720, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $342,486,042, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust

Franklin Value Investors Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
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FVIT S 06/24
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Semiannual Report
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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are David W. Niemiec and Ann Torre Bates and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
VALUE INVESTORS TRUST

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  June 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  June 27, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  June 27, 2024